Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment, net, consists of the following (dollars in thousands):

	March 31, 2023	December 31, 2022
Buildings and leasehold improvements	$95,519	$19,778
Computer hardware	2,094	3,112
Tooling, machinery, and equipment	235,290	9,542
Vehicles	337	337
Computer software	4,125	4,212
Construction in process	120,971	392,935
Less: Accumulated depreciation	(11,812)	(12,113)
Total property and equipment, net	$446,524	$417,803

Depreciation expense related to property and equipment totaled $1.1 million and $0.8 million for the three months ended March 31, 2023 and 2022, respectively.

FF announced the start of production of its first electric vehicle, the FF 91 Futurist, on March 29, 2023, at which point the Company classified a portion of its construction in process assets that are available for their intended use in the amount of $225.7 million and $75.7 million to Tooling, machinery and equipment and Buildings, respectively.

6. Property and Equipment, Net

Property and equipment, net, consists of the following as of December 31 (dollars in thousands):

	2022	2021
Buildings	$19,395	$14,180
Computer hardware	3,112	3,051
Tooling, machinery and equipment	9,542	8,868
Vehicles	337	337
Computer software	4,212	1,032
Leasehold improvements	383	297
Construction in process	392,935	275,048
Less: Accumulated depreciation	(12,113)	(9,678)
Total property and equipment, net	$417,803	$293,135

The Company’s construction in process (“CIP”) is primarily related to the construction of tooling, machinery and equipment for the Company’s production facility in Hanford, California. Tooling, machinery, and equipment are either held at Company facilities, primarily the Hanford plant, or at the vendor’s location until the tooling, machinery and equipment is completed. Of the $392.9 million and $275.0 million of CIP, $195.7 million and $43.5 million is held at Company facilities and $197.2 million and $231.6 million is held at vendor locations as of December 31, 2022 and 2021, respectively.

Depreciation and amortization expense totaled $3.0 million and $3.0 million for the years ended December 31, 2022 and 2021, respectively.

On October 29, 2021, the purchase option for the HQ Gardena headquarters expired. Accordingly, the Company removed from its Consolidated Balance Sheets the HQ asset, net and finance obligation in the amounts of $25.4 million and $28.9 million, respectively, resulting in a gain of $3.5 million. The Company recognized the gain using the installment method, deferring the gain and recognizing it over the remaining lease term of five years by applying the percentage of profit inherent in the transaction to the remaining lease payments.

A total of $14.2 million has been recorded within property and equipment as of December 31, 2022 for finance leases and capital leases as of December 31, 2021, respectively. The Company terminated two equipment leases during December 2022 resulting in a loss of $0.3 million. At December 31, 2022, the Company has a finance lease for its ieFactory California production facility in Hanford.

Due to the build out of the Company’s manufacturing facility in Hanford, California, the Company has an asset retirement obligation (“ARO”) totaling $9.4 million and $3.0 million for the years ended December 31, 2022 and 2021, respectively. The ARO is recorded to Other liability, less current portion with a corresponding ARO asset within Buildings and Tooling, machinery, and equipment. The ARO asset is depreciated to operating expense over the remaining term of the lease through December 2027.

During 2022 and 2021, the Company disposed of $9.6 million and $72.1 million of CIP relating to the abandonment of certain FF 91 program assets, primarily vendor tooling, machinery and equipment, due to the redesign of the related FF 91 components and implementation of the Company’s cost reduction program. Disposals of CIP of $3.7 million and $64.2 million were charged to operating expenses in the Consolidated Statements of Operations and Comprehensive Loss during the year ended December 31, 2022 and 2021, respectively. In addition, there were disposals of CIP of $5.9 million and $7.9 million for the years ended December 31, 2022 and 2021, which reduced Accounts payable in the Consolidated Balance Sheets as of December 31, 2022 and 2021, respectively.